Stockholders’ Equity (Details) - USD ($)		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2021
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	10,000,000			10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	100,000,000			100,000,000				100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	52,190,074			52,190,074				52,190,074		27,936,503	21,191,593
Common stock shares outstanding	52,190,074			52,190,074				52,190,074		27,936,503	21,191,593
Shares outstanding										3,568,916
Expire term													5 years
Vested percentage										25.00%
Outstanding warrants										750,000
Fair value (in Dollars)									$ 139,440	$ 185,920	$ 276,920
Issued warrants (in Dollars)								$ 125,000
Warrants outstanding	4,068,916			4,068,916				4,068,916			3,568,916
Expense amount (in Dollars)										186,000	$ 277,000
2025 Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 0.26			$ 0.26				$ 0.26
Warrants outstanding	500,000			500,000				500,000
Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 0.25			$ 0.25				$ 0.25					$ 1
Fair value expense (in Dollars)										$ 91,000
Shares outstanding												170,000
Exercise price (in Dollars per share)												$ 3
Expire term												6 years
Vested shares							62,500			250,000
Unvested warrants							750,000
Warrants outstanding	4,068,916			4,068,916				4,068,916		4,068,916
IPO Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 6.6		$ 6.6	$ 6.6				$ 6.6
Expire term			5 years
Shares of common stock issued			172,500
Fair value (in Dollars)			$ 474,000
Issued warrants (in Dollars)
Warrants outstanding	172,500			172,500				172,500
PIPE Warrants [Member]
Stockholders’ Equity [Line Items]
Warrant issued		1,886,793
Exercise price (in Dollars per share)	$ 2.9	$ 2.9		$ 2.9				$ 2.9
Expire term		5 years
Fair value (in Dollars)		$ 2,093,000
Warrants outstanding	1,886,793			1,886,793				1,886,793
Placement Agent Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)		$ 2.915
Expire term		5 years
Fair value (in Dollars)		$ 516,000
Issued warrants (in Dollars)
Warrants outstanding		339,623
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock with warrants	500,000
Common Stock [Member] | 2025 Warrants [Member]
Stockholders’ Equity [Line Items]
Warrant issued	500,000			500,000				500,000
Consultants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued											350,000
Supplier [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued											420,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock with warrants				80,000	420,000
Fair value of common stock										6,744,910
Fair value expense (in Dollars)										$ 48,000
Advances to suppliers shares											420,000
Shares of common stock issued						44,910
Common Stock [Member] | Consultants [Member]
Stockholders’ Equity [Line Items]
Fair value expense (in Dollars)											$ 362,000
Common Stock [Member] | Supplier [Member]
Stockholders’ Equity [Line Items]
Fair value expense (in Dollars)											$ 231,000